Supplemental Guarantor Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information [Text Block]
Supplemental Guarantor Information
As described in Note 7, the Senior Secured Notes, Senior Subordinated Notes and Senior Notes are guaranteed by Parent and each of CDW LLC’s direct and indirect, 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”). All guarantees by Parent and Guarantor Subsidiaries are joint and several, and full and unconditional; provided that each guarantee by the Guarantor Subsidiaries is subject to certain customary release provisions contained in the indentures governing the Senior Secured Notes, Senior Subordinated Notes and Senior Notes. CDW LLC’s Canada subsidiary (the “Non-Guarantor Subsidiary”) does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are 100% owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is 100% owned by CDW LLC.
The following tables set forth condensed consolidating balance sheets as of December 31, 2012 and 2011, consolidating statements of operations for the years ended December 31, 2012, 2011 and 2010, condensed consolidating statements of comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011 and 2010, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the “Parent Guarantor”), which has no independent assets or operations, the accounts of CDW LLC (the “Subsidiary Issuer”), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the “Co-Issuer”) for the periods indicated. The information was prepared on the same basis as the Company’s consolidated financial statements.

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	5,720.0

Condensed Consolidating Balance Sheet

December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9
Accounts receivable, net	—	—	1,216.0	57.0	—	—	1,273.0
Merchandise inventory	—	—	318.0	3.7	—	—	321.7
Miscellaneous receivables	—	47.3	93.3	3.0	—	—	143.6
Deferred income taxes	—	19.5	5.0	0.1	—	—	24.6
Prepaid expenses and other	—	11.0	23.5	0.2	—	—	34.7
Total current assets	—	179.9	1,671.6	72.1	—	(26.1)	1,897.5

Property and equipment, net	—	80.9	70.6	2.8	—	—	154.3
Goodwill	—	749.4	1,428.4	30.6	—	—	2,208.4
Other intangible assets, net	—	366.0	1,261.0	9.0	—	—	1,636.0
Deferred financing costs, net	—	68.5	—	—	—	—	68.5
Other assets	6.0	1.5	1.4	0.1	—	(6.0)	3.0
Investment in and advances to subsidiaries	(13.3)	3,038.7	—	—	—	(3,025.4)	—
Total assets	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Liabilities and Shareholders’ (Deficit) Equity

Current liabilities:
Accounts payable-trade	$—	$17.6	$503.7	$22.6	$—	$(26.1)	$517.8
Accounts payable-inventory financing	—	—	278.7	—	—	—	278.7
Current maturities of long-term debt	—	201.0	—	—	—	—	201.0
Deferred revenue	—	—	45.9	—	—	—	45.9
Accrued expenses	—	162.5	146.2	7.3	—	—	316.0
Total current liabilities	—	381.1	974.5	29.9	—	(26.1)	1,359.4

Long-term liabilities:
Debt	—	3,865.0	—	—	—	—	3,865.0
Deferred income taxes	—	199.3	496.9	1.8	—	(6.0)	692.0
Accrued interest	—	13.0	—	—	—	—	13.0
Other liabilities	—	39.8	4.3	1.5	—	—	45.6
Total long-term liabilities	—	4,117.1	501.2	3.3	—	(6.0)	4,615.6

Total shareholders’ (deficit) equity	(7.3)	(13.3)	2,957.3	81.4	—	(3,025.4)	(7.3)
Total liabilities and shareholders’ (deficit) equity	$(7.3)	$4,484.9	$4,433.0	$114.6	$—	$(3,057.5)	$5,967.7

Consolidating Statement of Operations

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,683.0	$445.2	$—	$—	$10,128.2
Cost of sales	—	—	8,071.5	387.1	—	—	8,458.6
Gross profit	—	—	1,611.5	58.1	—	—	1,669.6
Selling and administrative expenses	—	103.7	891.6	34.2	—	—	1,029.5
Advertising expense	—	—	125.1	4.4	—	—	129.5
(Loss) income from operations	—	(103.7)	594.8	19.5	—	—	510.6
Interest (expense) income, net	—	(308.0)	0.4	0.2	—	—	(307.4)
Net loss on extinguishments of long-term debt	—	(17.2)	—	—	—	—	(17.2)
Management fee	—	3.8	—	(3.8)	—	—	—
Other income (expense), net	—	—	0.2	(0.1)	—	—	0.1
(Loss) income before income taxes	—	(425.1)	595.4	15.8	—	—	186.1
Income tax benefit (expense)	—	210.6	(272.6)	(5.1)	—	—	(67.1)
(Loss) income before equity in earnings of subsidiaries	—	(214.5)	322.8	10.7	—	—	119.0
Equity in earnings of subsidiaries	119.0	333.5	—	—	—	(452.5)	—
Net income	$119.0	$119.0	$322.8	$10.7	$—	$(452.5)	$119.0

Consolidating Statement of Operations

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$9,222.4	$380.0	$—	$—	$9,602.4
Cost of sales	—	—	7,688.8	330.1	—	—	8,018.9
Gross profit	—	—	1,533.6	49.9	—	—	1,583.5
Selling and administrative expenses	—	111.7	849.2	29.2	—	—	990.1
Advertising expense	—	—	119.0	3.7	—	—	122.7
(Loss) income from operations	—	(111.7)	565.4	17.0	—	—	470.7
Interest (expense) income, net	—	(324.5)	0.2	0.1	—	—	(324.2)
Net loss on extinguishments of long-term debt	—	(118.9)	—	—	—	—	(118.9)
Management fee	—	9.2	—	(9.2)	—	—	—
Other income (expense), net	—	0.4	0.5	(0.2)	—	—	0.7
(Loss) income before income taxes	—	(545.5)	566.1	7.7	—	—	28.3
Income tax benefit (expense)	—	215.1	(222.4)	(3.9)	—	—	(11.2)
(Loss) income before equity in earnings of subsidiaries	—	(330.4)	343.7	3.8	—	—	17.1
Equity in earnings of subsidiaries	17.1	347.5	—	—	—	(364.6)	—
Net income	$17.1	$17.1	$343.7	$3.8	$—	$(364.6)	$17.1

Consolidating Statement of Operations

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$8,504.7	$296.5	$—	$—	$8,801.2
Cost of sales	—	—	7,152.3	258.1	—	—	7,410.4
Gross profit	—	—	1,352.4	38.4	—	—	1,390.8
Selling and administrative expenses	—	110.8	798.3	23.0	—	—	932.1
Advertising expense	—	—	102.5	3.5	—	—	106.0
(Loss) income from operations	—	(110.8)	451.6	11.9	—	—	352.7
Interest (expense) income, net	—	(393.2)	1.3	—	—	—	(391.9)
(Loss) gain on extinguishments of long-term debt	—	(7.9)	9.9	—	—	—	2.0
Other income (expense), net	—	8.6	(8.2)	(0.2)	—	—	0.2
(Loss) income before income taxes	—	(503.3)	454.6	11.7	—	—	(37.0)
Income tax benefit (expense)	—	125.5	(115.7)	(2.0)	—	—	7.8
(Loss) income before equity in (loss) earnings of subsidiaries	—	(377.8)	338.9	9.7	—	—	(29.2)
Equity in (loss) earnings of subsidiaries	(29.2)	348.6	—	—	—	(319.4)	—
Net (loss) income	$(29.2)	$(29.2)	$338.9	$9.7	$—	$(319.4)	$(29.2)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$121.5	$121.5	$322.8	$13.2	$—	$(457.5)	$121.5

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$17.2	$17.2	$343.7	$2.0	$—	$(362.9)	$17.2

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive (loss) income	$(10.1)	$(10.1)	$338.9	$13.6	$—	$(342.4)	$(10.1)

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(204.3)	$514.2	$1.3	$—	$6.2	$317.4
Cash flows from investing activities:
Capital expenditures	—	(27.0)	(14.0)	(0.4)	—	—	(41.4)
Premium payments on interest rate cap agreements	—	(0.3)	—	—	—	—	(0.3)
Net cash used in investing activities	—	(27.3)	(14.0)	(0.4)	—	—	(41.7)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	289.0	—	—	—	—	289.0
Repayments of borrowings under revolving credit facility	—	(289.0)	—	—	—	—	(289.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(243.2)	—	—	—	—	(243.2)
Payment of debt financing costs	—	(2.1)	—	—	—	—	(2.1)
Net change in accounts payable-inventory financing	—	—	(29.5)	—	—	—	(29.5)
Advances to/from affiliates	—	486.0	(486.5)	0.5	—	—	—
Other financing activities	—	2.1	—	—	—	—	2.1
Net cash provided by (used in) financing activities	—	177.5	(516.0)	0.5	—	—	(338.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3
Net (decrease) increase in cash and cash equivalents	—	(54.1)	(15.8)	1.7	—	6.2	(62.0)
Cash and cash equivalents – beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9
Cash and cash equivalents – end of period	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(93.8)	$327.5	$(0.3)	$—	$(18.7)	$214.7
Cash flows from investing activities:
Capital expenditures	—	(33.4)	(10.6)	(1.7)	—	—	(45.7)
Cash settlements on interest rate swap agreements	—	(6.6)	—	—	—	—	(6.6)
Premium payments on interest rate cap agreements	—	(3.7)	—	—	—	—	(3.7)
Net cash used in investing activities	—	(43.7)	(10.6)	(1.7)	—	—	(56.0)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	1,295.0	—	—	—	—	1,295.0
Repayments of borrowings under revolving credit facility	—	(1,483.2)	—	—	—	—	(1,483.2)
Repayments of long-term debt	—	(132.0)	—	—	—	—	(132.0)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,175.0)	—	—	—	—	(1,175.0)
Payment of debt financing costs	—	(26.3)	—	—	—	—	(26.3)
Net change in accounts payable-inventory financing	—	—	250.5	—	—	—	250.5
Advances to/from affiliates	—	552.6	(552.7)	0.1	—	—	—
Other financing activities	—	0.6	—	—	—	—	0.6
Net cash provided by (used in) financing activities	—	206.7	(302.2)	0.1	—	—	(95.4)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—	—	—
Net increase (decrease) in cash and cash equivalents	—	69.2	14.7	(1.9)	—	(18.7)	63.3
Cash and cash equivalents – beginning of period	—	32.9	1.1	10.0	—	(7.4)	36.6
Cash and cash equivalents – end of period	$—	$102.1	$15.8	$8.1	$—	$(26.1)	$99.9

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(245.6)	$665.2	$4.4	$—	$(0.3)	$423.7
Cash flows from investing activities:
Capital expenditures	—	(31.4)	(9.9)	(0.2)	—	—	(41.5)
Cash settlements on interest rate swap agreements	—	(78.2)	—	—	—	—	(78.2)
Premium payments on interest rate cap agreements	—	(5.9)	—	—	—	—	(5.9)
Other investing activities	—	0.2	—	—	—	—	0.2
Net cash used in investing activities	—	(115.3)	(9.9)	(0.2)	—	—	(125.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	770.8	—	—	—	—	770.8
Repayments of borrowings under revolving credit facility	—	(1,074.1)	—	—	—	—	(1,074.1)
Repayments of long-term debt	—	(16.5)	—	—	—	—	(16.5)
Proceeds from issuance of long-term debt	—	500.0	—	—	—	—	500.0
Payments to extinguish long-term debt	—	(500.0)	(18.6)	—	—	—	(518.6)
Payment of debt financing costs	—	(14.3)	—	—	—	—	(14.3)
Net change in accounts payable - inventory financing	—	—	3.2	—	—	—	3.2
Advances to/from affiliates	—	640.8	(639.2)	(1.6)	—	—	—
Other financing activities	—	(0.5)	(0.1)	—	—	—	(0.6)
Net cash provided by (used in) financing activities	—	306.2	(654.7)	(1.6)	—	—	(350.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.4	—	—	0.4
Net (decrease) increase in cash and cash equivalents	—	(54.7)	0.6	3.0	—	(0.3)	(51.4)
Cash and cash equivalents – beginning of period	—	87.6	0.5	7.0	—	(7.1)	88.0
Cash and cash equivalents – end of period	$—	$32.9	$1.1	$10.0	$—	$(7.4)	$36.6

Supplemental Guarantor Information
Supplemental Guarantor Information
The Senior Secured Notes, Senior Notes and Senior Subordinated Notes are guaranteed by Parent and each of CDW LLC’s direct and indirect, 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”). All guarantees by Parent and Guarantor Subsidiaries are joint and several, and full and unconditional; provided that each guarantee by the Guarantor Subsidiaries is subject to certain customary release provisions contained in the indentures governing the Senior Secured Notes, Senior Notes and Senior Subordinated Notes. CDW LLC's Canada subsidiary (the “Non-Guarantor Subsidiary”) does not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are 100% owned by Parent, and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiary is 100% owned by CDW LLC.
The following tables set forth condensed consolidating balance sheets as of March 31, 2013 and December 31, 2012, consolidating statements of operations for the three months ended March 31, 2013 and 2012, condensed consolidating statements of comprehensive income for the three months ended March 31, 2013 and 2012, and condensed consolidating statements of cash flows for the three months ended March 31, 2013 and 2012, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the “Parent Guarantor”), which has no independent assets or operations, the accounts of CDW LLC (the “Subsidiary Issuer”), the combined accounts of the Guarantor Subsidiaries, the accounts of the Non-Guarantor Subsidiary, and the accounts of CDW Finance Corporation (the “Co-Issuer”) for the periods indicated. The information was prepared on the same basis as the Company’s consolidated financial statements.
Condensed Consolidating Balance Sheet

March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1
Accounts receivable, net	—	—	1,193.0	71.5	—	—	1,264.5
Merchandise inventory	—	—	354.1	4.3	—	—	358.4
Miscellaneous receivables	—	49.7	95.9	5.9	—	—	151.5
Deferred income taxes	—	8.6	4.6	(0.1)	—	—	13.1
Prepaid expenses and other	—	16.2	34.7	0.6	—	—	51.5
Total current assets	—	197.9	1,690.2	98.4	—	(0.4)	1,986.1

Property and equipment, net	—	68.2	63.4	2.4	—	—	134.0
Goodwill	—	749.4	1,428.5	30.6	—	—	2,208.5
Other intangible assets, net	—	348.6	1,087.2	7.8	—	—	1,443.6
Deferred financing costs, net	—	49.3	—	—	—	—	49.3
Other assets	5.3	1.1	0.1	0.6	—	(5.9)	1.2
Investment from and advances to subsidiaries	158.5	2,881.2	—	—	—	(3,039.7)	—
Total assets	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable—trade	$—	$16.3	$591.1	$35.1	$—	$(0.4)	$642.1
Accounts payable—inventory financing	—	—	252.9	—	—	—	252.9
Deferred revenue	—	—	65.7	0.3	—	—	66.0
Accrued expenses	—	202.3	143.7	5.9	—	—	351.9
Total current liabilities	—	218.6	1,053.4	41.3	—	(0.4)	1,312.9

Long-term liabilities:
Debt	—	3,680.8	—	—	—	—	3,680.8
Deferred income taxes	—	186.5	426.1	1.7	—	(5.3)	609.0
Accrued interest	—	6.9	—	—	—	—	6.9
Other liabilities	—	44.4	3.8	1.7	—	(0.6)	49.3
Total long-term liabilities	—	3,918.6	429.9	3.4	—	(5.9)	4,346.0

Total shareholders’ equity	163.8	158.5	2,786.1	95.1	—	(3,039.7)	163.8
Total liabilities and shareholders’ equity	$163.8	$4,295.7	$4,269.4	$139.8	$—	$(3,046.0)	$5,822.7

Condensed Consolidating Balance Sheet

December 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets

Current assets:
Cash and cash equivalents	$—	$48.0	$—	$9.8	$—	$(19.9)	$37.9
Accounts receivable, net	—	—	1,217.7	67.3	—	—	1,285.0
Merchandise inventory	—	—	313.2	1.4	—	—	314.6
Miscellaneous receivables	—	61.7	82.0	4.8	—	—	148.5
Deferred income taxes	—	8.7	5.5	(0.1)	—	—	14.1
Prepaid expenses and other	—	10.1	24.4	0.1	—	—	34.6
Total current assets	—	128.5	1,642.8	83.3	—	(19.9)	1,834.7

Property and equipment, net	—	73.9	66.2	2.6	—	—	142.7
Goodwill	—	749.4	1,428.5	31.4	—	—	2,209.3
Other intangible assets, net	—	348.6	1,121.7	8.2	—	—	1,478.5
Deferred financing costs, net	—	53.2	—	—	—	—	53.2
Other assets	5.4	1.1	0.4	0.6	—	(5.9)	1.6
Investment in and advances to subsidiaries	131.1	2,946.0	—	—	—	(3,077.1)	—
Total assets	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Liabilities and Shareholders’ Equity

Current liabilities:
Accounts payable-trade	$—	$16.5	$500.3	$21.7	$—	$(19.9)	$518.6
Accounts payable-inventory financing	—	—	249.2	—	—	—	249.2
Current maturities of long-term debt	—	40.0	—	—	—	—	40.0
Deferred revenue	—	—	57.8	—	—	—	57.8
Accrued expenses	—	139.3	157.4	5.9	—	—	302.6
Total current liabilities	—	195.8	964.7	27.6	—	(19.9)	1,168.2

Long-term liabilities:
Debt	—	3,731.0	—	—	—	—	3,731.0
Deferred income taxes	—	188.1	440.0	1.7	—	(5.5)	624.3
Accrued interest	—	8.0	—	—	—	—	8.0
Other liabilities	—	46.7	4.0	1.7	—	(0.4)	52.0
Total long-term liabilities	—	3,973.8	444.0	3.4	—	(5.9)	4,415.3

Total shareholders’ equity	136.5	131.1	2,850.9	95.1	—	(3,077.1)	136.5
Total liabilities and shareholders' equity	$136.5	$4,300.7	$4,259.6	$126.1	$—	$(3,102.9)	$5,720.0

Consolidating Statement of Operations

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,289.8	$121.9	$—	$—	$2,411.7
Cost of sales	—	—	1,902.1	107.6	—	—	2,009.7

Gross profit	—	—	387.7	14.3	—	—	402.0

Selling and administrative expenses	—	25.7	216.7	9.1	—	—	251.5
Advertising expense	—	—	29.6	0.8	—	—	30.4

(Loss) income from operations	—	(25.7)	141.4	4.4	—	—	120.1

Interest (expense) income, net	—	(72.2)	—	0.1	—	—	(72.1)
Net loss on extinguishments of long-term debt	—	(3.9)	—	—	—	—	(3.9)
Management fee	—	0.9	—	(0.9)	—	—	—
Other income, net	—	—	0.3	0.1	—	—	0.4

(Loss) income before income taxes	—	(100.9)	141.7	3.7	—	—	44.5

Income tax benefit (expense)	—	37.7	(53.0)	(0.9)	—	—	(16.2)

(Loss) income before equity in earnings of subsidiaries	—	(63.2)	88.7	2.8	—	—	28.3

Equity in earnings of subsidiaries	28.3	91.5	—	—	—	(119.8)	—

Net income	$28.3	$28.3	$88.7	$2.8	$—	$(119.8)	$28.3

Consolidating Statement of Operations

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$2,213.0	$106.2	$—	$—	$2,319.2
Cost of sales	—	—	1,842.0	92.6	—	—	1,934.6

Gross profit	—	—	371.0	13.6	—	—	384.6

Selling and administrative expenses	—	25.8	217.2	8.6	—	—	251.6
Advertising expense	—	—	28.6	0.8	—	—	29.4

(Loss) income from operations	—	(25.8)	125.2	4.2	—	—	103.6

Interest (expense) income, net	—	(79.2)	0.3	—	—	—	(78.9)
Net loss on extinguishments of long-term debt	—	(9.4)	—	—	—	—	(9.4)
Management fee	—	1.4	—	(1.4)	—	—	—
Other (expense) income, net	—	(0.3)	0.1	—	—	—	(0.2)

(Loss) income before income taxes	—	(113.3)	125.6	2.8	—	—	15.1

Income tax benefit (expense)	—	48.8	(52.2)	(0.8)	—	—	(4.2)

(Loss) income before equity in earnings of subsidiaries	—	(64.5)	73.4	2.0	—	—	10.9

Equity in earnings of subsidiaries	10.9	75.4	—	—	—	(86.3)	—

Net income	$10.9	$10.9	$73.4	$2.0	$—	$(86.3)	$10.9

Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$25.9	$25.9	$88.7	$0.4	$—	$(115.0)	$25.9

Condensed Consolidating Statement of Comprehensive Income

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$12.8	$12.8	$73.4	$3.8	$—	$(90.0)	$12.8

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$9.7	$171.7	$7.1	$—	$19.5	$208.0

Cash flows from investing activities:
Capital expenditures	—	(7.8)	(1.0)	—	—	—	(8.8)
Net cash used in investing activities	—	(7.8)	(1.0)	—	—	—	(8.8)

Cash flows from financing activities:
Repayments of long-term debt	—	(40.0)	—	—	—	—	(40.0)
Payments to extinguish long-term debt	—	(53.1)	—	—	—	—	(53.1)
Net change in accounts payable-inventory financing	—	—	3.7	—	—	—	3.7
Advances from (to) affiliates	—	166.7	(166.5)	(0.2)	—	—	—
Other financing activities	—	(0.1)	—	—	—	—	(0.1)

Net cash provided by (used in) financing activities	—	73.5	(162.8)	(0.2)	—	—	(89.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(0.5)	—	—	(0.5)

Net increase in cash and cash equivalents	—	75.4	7.9	6.4	—	19.5	109.2

Cash and cash equivalents—beginning of period	—	48.0	—	9.8	—	(19.9)	37.9

Cash and cash equivalents—end of period	$—	$123.4	$7.9	$16.2	$—	$(0.4)	$147.1

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2012
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(10.0)	$250.9	$8.2	$—	$(26.1)	$223.0

Cash flows from investing activities:
Capital expenditures	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)
Net cash used in investing activities	—	(2.8)	(5.4)	(0.1)	—	—	(8.3)

Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	148.0	—	—	—	—	148.0
Repayments of borrowings under revolving credit facility	—	(148.0)	—	—	—	—	(148.0)
Repayments of long-term debt	—	(201.0)	—	—	—	—	(201.0)
Proceeds from issuance of long-term debt	—	135.7	—	—	—	—	135.7
Payments to extinguish long-term debt	—	(136.9)	—	—	—	—	(136.9)
Net change in accounts payable - inventory financing	—	—	(74.0)	—	—	—	(74.0)
Advances from (to) affiliates	—	167.7	(167.8)	0.1	—	—	—
Other financing activities	—	(2.2)	—	—	—	—	(2.2)

Net cash (used in) provided by financing activities	—	(36.7)	(241.8)	0.1	—	—	(278.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	0.3	—	—	0.3

Net (decrease) increase in cash and cash equivalents	—	(49.5)	3.7	8.5	—	(26.1)	(63.4)

Cash and cash equivalents—beginning of period	—	102.1	15.8	8.1	—	(26.1)	99.9

Cash and cash equivalents—end of period	$—	$52.6	$19.5	$16.6	$—	$(52.2)	$36.5